Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010 TWD	Dec. 31, 2009 TWD
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 40,352	1,221,432	(155,367)	(2,309,198)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,420	164,058	150,672	163,129
Amortization of intangible assets	763	23,088	69,244	192,391
Impairment of goodwill and long-lived assets				1,236,549
Gain on sales of short-term investments	(10)	(292)	(59)	(233)
Impairment of long-term investments			7,272	8,630
Stock-based compensation	8,623	261,031	191,128	446,463
Loss on disposal of property and equipment	(1)	(18)	533	12,937
Deferred income taxes	2,235	67,661	(4,990)	51,878
Deferred rent	(1)	(44)	44	(79)
Changes in operating assets and liabilities:
Short-term investments	(1,610)	(48,745)	(19,988)	91,585
Notes and accounts receivable	(12,013)	(363,626)	(300,832)	494,729
Inventories	(7,247)	(219,356)	(240,845)	180,830
Prepaid expenses and other current assets	(1,116)	(33,795)	57,456	(23,246)
Other assets	(587)	(17,781)	(12,180)	(7,429)
Notes and accounts payable	10,100	305,718	5,415	(54,292)
Accrued expenses and other current liabilities	4,484	135,719	3,185	(4,160)
Income tax payable	2,064	62,492	(1,050)	(173,858)
Other liabilities	157	4,797	(28,221)	17,301
Net cash provided by (used in) operating activities	51,613	1,562,339	(278,583)	323,927
CASH FLOWS FROM INVESTING ACTIVITIES
Return of capital from long-term investments			3,017	25,849
Business acquisition-net of cash and cash equivalents acquired	(700)	(21,189)
Purchase of property and equipment	(4,768)	(144,316)	(137,087)	(99,480)
Changes in restricted assets	(8,674)	(262,578)	(155,124)	28,325
Proceeds from disposal of property and equipment				7
Net cash used in investing activities	(14,142)	(428,083)	(289,194)	(45,299)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	2,228	67,456
Proceed from government grants				25,967
Proceeds from long-term debt and payable				150
Repayment of long-term debt and payable				(7,646)
Net cash provided by financing activities	2,228	67,456		18,471
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	39,699	1,201,712	(567,777)	297,099
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(2,767)	(83,758)	185,985	67,544
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	51,860	1,569,792	1,951,584	1,586,941
CASH AND CASH EQUIVALENTS, END OF YEAR	88,792	2,687,746	1,569,792	1,951,584
SUPPLEMENTAL INFORMATION
Exercise of stock option in lieu of offsetting accrued bonuses			4,298	29,507
Interest paid		13	20	535
Income taxes paid	$ 964	29,189	12,999	129,296